Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
OPERATING ACTIVITIES:
Net income (loss)	$ 339,395	$ (69,605)	$ 143,874
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
(Income) loss from discontinued operations, net of tax	(418,850)	47,128	(28,327)
Depreciation and amortization, including amortization of debt issuance costs	221,674	219,983	189,369
Loss (gain) on early extinguishment or revaluation of liabilities, net	6,967	43,917	(18,010)
Gain on termination of a storage sublease agreement	0	0	(16,205)
Non-cash equity-based compensation expense	41,367	35,241	53,102
Loss (gain) on disposal or impairment of assets, net	34,296	(17,118)	(208,982)
Provision for doubtful accounts	381	584	(739)
Net adjustments to fair value of commodity derivatives	(10,817)	41,263	15,376
Equity in earnings of unconsolidated entities	(2,533)	(7,539)	(3,830)
Distributions of earnings from unconsolidated entities	2,206	4,632	3,564
Lower of cost or market value adjustment	14,305	410	(648)
Revaluation of investments	0	0	14,365
Other	(485)	(440)	(7,810)
Changes in operating assets and liabilities, exclusive of acquisitions:
Accounts receivable-trade and affiliates	(185,717)	(214,750)	(234,750)
Inventories	(10,093)	58,227	(71,430)
Other current and noncurrent assets	43,996	(31,689)	(37,758)
Accounts payable-trade and affiliates	87,739	197,273	221,217
Other current and noncurrent liabilities	(12,308)	(7,169)	5,478
Net cash provided by operating activities-continuing operations	151,523	300,348	17,856
Net cash provided by (used in) operating activities-discontinued operations	185,727	(162,381)	(42,894)
Net cash provided by (used in) operating activities	337,250	137,967	(25,038)
INVESTING ACTIVITIES:
Capital expenditures	(455,586)	(133,761)	(302,762)
Acquisitions, net of cash acquired	(300,614)	(19,897)	(41,928)
Net settlements of commodity derivatives	(10,173)	(39,113)	9,648
Proceeds from sales of assets	16,177	33,844	28,232
Proceeds from divestitures of businesses and investments, net	335,809	329,780	134,370
Transaction with Victory Propane (Note 13)	0	(6,424)	0
Investments in unconsolidated entities	(389)	(21,465)	(2,105)
Distributions of capital from unconsolidated entities	1,440	11,969	9,692
Repayments on loan for natural gas liquids facility	10,336	10,052	8,916
Loan to affiliate	(1,515)	(2,510)	(3,200)
Repayments on loan to affiliate	0	4,160	655
Payment to terminate development agreement	0	0	(16,875)
Net cash (used in) provided by investing activities-continuing operations	(404,515)	166,635	(175,357)
Net cash provided by (used in) investing activities-discontinued operations	857,988	103,947	(187,769)
Net cash (used in) provided by investing activities	453,473	270,582	(363,126)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	4,098,500	2,434,500	1,700,000
Payments on revolving credit facilities	(3,897,000)	(2,279,500)	(2,733,500)
Issuance of senior unsecured notes	0	0	1,200,000
Repayment and repurchase of senior secured and senior unsecured notes	(737,058)	(486,699)	(21,193)
Payments on other long-term debt	(653)	(877)	(46,153)
Debt issuance costs	(1,383)	(2,700)	(33,558)
Contributions from general partner	0	0	49
Contributions from noncontrolling interest owners, net	169	23	672
Distributions to general and common unit partners and preferred unitholders	(236,633)	(225,067)	(181,581)
Distributions to noncontrolling interest owners	0	(3,082)	(3,292)
Proceeds from sale of preferred units, net of offering costs	0	202,731	234,975
Repurchase of warrants	(14,988)	(10,549)	0
Common unit repurchases and cancellations	(297)	(15,817)	0
Proceeds from sale of common units, net of offering costs	0	0	287,136
Payments for settlement and early extinguishment of liabilities	(4,577)	(3,408)	(28,468)
Net cash (used in) provided by financing activities-continuing operations	(793,920)	(390,445)	375,087
Net cash used in financing activities-discontinued operations	(325)	(3,836)	(3,633)
Net cash (used in) provided by financing activities	(794,245)	(394,281)	371,454
Net (decrease) increase in cash and cash equivalents	(3,522)	14,268	(16,710)
Cash and cash equivalents, beginning of period	22,094	7,826	24,536
Cash and cash equivalents, end of period	18,572	22,094	7,826
Supplemental cash flow information:
Cash interest paid	170,632	192,938	117,912
Income taxes paid (net of income tax refunds)	2,423	1,843	2,022
Supplemental non-cash investing and financing activities:
Distributions declared but not paid to Class B preferred unitholders	4,725	4,725	0
Accrued capital expenditures	19,121	12,123	1,758
Value of common units issued in business combinations			3,940
Limited Partner
FINANCING ACTIVITIES:
Repurchase of warrants	(14,988)	(10,549)
Supplemental non-cash investing and financing activities:
Value of common units issued in business combinations	$ 0	$ 0	$ 3,940